Cash And Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Cash and cash equivalents
Maintained locally	$ 1,000	$ 1,000
Maintained overseas, unrestricted in use	84,108	310,810
Cash and cash equivalents	$ 85,108	$ 311,810